11A. Income Taxes (Details A) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
A. Income Taxes Details
United States	$ (943)	$ (1,474)
International	(607)	466
Total	$ (1,550)	$ (1,008)